Trade and Other Payables	6 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
17	TRADE AND OTHER PAYABLES

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

Trade payables (content and service providers)	10,901,087	10,194,121
Accrued content acquisition and royalty costs	6,353,327	6,130,829
Other payables	1,569,884	5,752,008
Other accrued expenses	5,958,008	2,718,597
Withholding taxes payable	481,567	665,003
Social security and taxes payable	74,528	493,802
Deferred purchase price	250,000	250,000
	25,588,401	26,204,360